Note 10 - Financial Instruments - Fair Value of Company's Liabilities (Details) - Interest Rate Swap [Member] - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Interest rate swap contracts	$ 235,109	$ 240,181
Fair Value, Inputs, Level 1 [Member]
Interest rate swap contracts
Fair Value, Inputs, Level 2 [Member]
Interest rate swap contracts	235,109	240,181
Fair Value, Inputs, Level 3 [Member]
Interest rate swap contracts